Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	AMERICAN FUNDS MULTI-SECTOR INCOME FUND
Entity Central Index Key	0001761673
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 17, 2021
Document Effective Date	Mar. 01, 2021
Prospectus Date	Mar. 01, 2021
American Funds Multi-Sector Income Fund | Class 529-F-3
Prospectus:
Trading Symbol	CMBQX
American Funds Multi-Sector Income Fund | Class 529-F-2
Prospectus:
Trading Symbol	CMBPX
American Funds Multi-Sector Income Fund | Class R-6
Prospectus:
Trading Symbol	RMDUX
American Funds Multi-Sector Income Fund | Class 529-C
Prospectus:
Trading Symbol	CMBLX
American Funds Multi-Sector Income Fund | Class 529-E
Prospectus:
Trading Symbol	CMBMX
American Funds Multi-Sector Income Fund | Class 529-F-1
Prospectus:
Trading Symbol	CMBOX
American Funds Multi-Sector Income Fund | Class 529-T
Prospectus:
Trading Symbol	CMBNX
American Funds Multi-Sector Income Fund | Class A
Prospectus:
Trading Symbol	MIAQX
American Funds Multi-Sector Income Fund | Class C
Prospectus:
Trading Symbol	MIAUX
American Funds Multi-Sector Income Fund | Class F-1
Prospectus:
Trading Symbol	MIAWX
American Funds Multi-Sector Income Fund | Class F-2
Prospectus:
Trading Symbol	MIAYX
American Funds Multi-Sector Income Fund | Class F-3
Prospectus:
Trading Symbol	MIAZX
American Funds Multi-Sector Income Fund | Class R-1
Prospectus:
Trading Symbol	RMDNX
American Funds Multi-Sector Income Fund | Class R-2
Prospectus:
Trading Symbol	RMDOX
American Funds Multi-Sector Income Fund | Class R-2E
Prospectus:
Trading Symbol	RMDPX
American Funds Multi-Sector Income Fund | Class R-3
Prospectus:
Trading Symbol	RMDQX
American Funds Multi-Sector Income Fund | Class R-4
Prospectus:
Trading Symbol	RMDRX
American Funds Multi-Sector Income Fund | Class R-5
Prospectus:
Trading Symbol	RMDTX
American Funds Multi-Sector Income Fund | Class R-5E
Prospectus:
Trading Symbol	RMDSX
American Funds Multi-Sector Income Fund | Class 529-A
Prospectus:
Trading Symbol	CMBKX
American Funds Multi-Sector Income Fund | Class T
Prospectus:
Trading Symbol	MIAVX